Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company and peer group financial performance measures for the fiscal years listed below. Please refer to our CD&A for a complete description of how executive compensation relates to Company performance and how the Committee makes its decisions.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (3) (4)	Nucor TSR ($) (5)	Peer Group TSR ($) (5)	Net Income (in millions) ($)	ROE
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	19,024,088	334,785	7,046,119	1,183,362	229	253	2,027	9.8%

2023	22,500,626	40,100,366	7,436,632	12,599,657	337	299	4,525	23.0%

2022	23,073,171	37,341,765	6,499,047	8,430,764	252	216	7,607	46.9%

2021	11,618,019	52,148,691	5,246,942	23,557,361	215	179	6,827	55.0%

2020	11,265,538	12,399,819	7,296,327	5,762,046	98	106	721	6.8%
(1)	The principal executive officer, or PEO, for each of the years listed is Leon J. Topalian.
(2)	The dollar amounts shown in these columns reflect CAP computed in accordance with SEC rules. The SEC rules require the use of the fair value of Nucor common stock at points in time and do not reflect that a significant portion of CAP may never be earned or delivered to NEOs due to a number of factors, including the failure of the NEOs to satisfy vesting requirements or a decrease in the fair value of Nucor common stock. The Total Adjustments for Equity Awards are shown in the table below.

	2024	2023	2022	2021	2020
PEO	$	$	$	$	$

Total Compensation from Summary Compensation Table	$19,024,088	$22,500,626	$23,073,171	$11,618,019	$11,265,538

Adjustments for Equity Awards:

Grant date values in the Summary Compensation Table	(13,807,054)	(13,953,031)	(13,632,413)	(5,689,943)	(5,312,358)

Year-end fair value of unvested awards granted in the current year	8,633,098	20,034,869	18,173,840	12,422,466	6,896,426

Year-over-year difference of year-end fair values for unvested awards granted in prior years	(12,189,182)	7,651,801	7,527,586	28,207,308	81,777

Fair values at vest date for awards granted and vested in current year	443,693	688,608	546,000	—	—

Difference in prior year-end fair values and vest date fair values for awards granted in prior years	(1,995,672)	2,970,935	1,412,224	5,434,578	(690,755)

Dividends or dividend equivalents in the current year prior to vesting	225,814	206,558	241,357	156,263	159,191

Total Adjustments for Equity Awards	(18,689,303)	17,599,740	14,268,594	40,530,672	1,134,281

CAP (as calculated)	334,785	40,100,366	37,341,765	52,148,691	12,399,819

  2025 Proxy Statement 51

	2024	2023	2022	2021	2020
Average Non-PEO NEOs	$	$	$	$	$

Total Compensation from Summary Compensation Table	7,046,119	7,436,632	6,499,047	5,246,942	7,296,327

Adjustments for Equity Awards:

Grant date values in the Summary Compensation Table	(4,313,020)	(4,372,935)	(3,844,616)	(2,431,870)	(2,578,948)

Year-end fair value of unvested awards granted in the current year	2,794,844	6,034,842	3,238,139	5,092,457	1,938,739

Year-over-year difference of year-end fair values for unvested awards granted in prior years	(4,189,878)	2,449,994	430,648	11,458,211	(483,507)

Fair values at vest date for awards granted and vested in current year	107,665	214,417	1,194,601	528,952	658,862

Difference between prior year-end fair values and vest date fair values for awards granted in prior years	(391,617)	732,283	834,710	3,512,002	(1,239,087)

Dividends or dividend equivalents in the current year prior to vesting	129,249	104,424	78,235	150,667	169,660

Total Adjustments for Equity Awards	(5,862,757)	5,163,025	1,931,717	18,310,419	(1,534,281)

CAP (as calculated)	1,183,362	12,599,657	8,430,764	23,557,361	5,762,046
(3)	Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions.
(4)	Information regarding non-PEO named executive officers, or NEOs, reflects the average Summary Compensation Table total compensation and average CAP for the following executives by year:

2024	2023	2022	2021	2020
Stephen D. Laxton	Stephen D. Laxton	James D. Frias	James D. Frias	James D. Frias
Allen C. Behr	Daniel R. Needham	Stephen D. Laxton	Douglas J. Jellison	Ladd R. Hall
Daniel R. Needham	K. Rex Query	Daniel R. Needham	David A. Sumoski	Raymond S. Napolitan, Jr.
K. Rex Query	David A. Sumoski	K. Rex Query	D. Chad Utermark	David A. Sumoski
		MaryEmily Slate		D. Chad Utermark
D. Chad Utermark
(5)	Total shareholder return (“TSR”) is calculated based on the value of an initial fixed investment of $100 on December 31, 2019, assuming reinvestment of dividends. The peer group TSR represents TSR of the S&P 1500 Steel Index, which is the peer group used by the Company for purposes of Item 201(e) of SEC Regulation
S-K
in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2024.

Company Selected Measure Name	ROE
Named Executive Officers, Footnote
(4)	Information regarding non-PEO named executive officers, or NEOs, reflects the average Summary Compensation Table total compensation and average CAP for the following executives by year:

2024	2023	2022	2021	2020
Stephen D. Laxton	Stephen D. Laxton	James D. Frias	James D. Frias	James D. Frias
Allen C. Behr	Daniel R. Needham	Stephen D. Laxton	Douglas J. Jellison	Ladd R. Hall
Daniel R. Needham	K. Rex Query	Daniel R. Needham	David A. Sumoski	Raymond S. Napolitan, Jr.
K. Rex Query	David A. Sumoski	K. Rex Query	D. Chad Utermark	David A. Sumoski
		MaryEmily Slate		D. Chad Utermark
D. Chad Utermark

Peer Group Issuers, Footnote	The peer group TSR represents TSR of the S&P 1500 Steel Index, which is the peer group used by the Company for purposes of Item 201(e) of SEC Regulation
S-K
in the Company’s Annual Report on Form
10-K
	for the fiscal year ended December 31, 2024.
PEO Total Compensation Amount	$ 19,024,088	$ 22,500,626	$ 23,073,171	$ 11,618,019	$ 11,265,538
PEO Actually Paid Compensation Amount	$ 334,785	40,100,366	37,341,765	52,148,691	12,399,819
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts shown in these columns reflect CAP computed in accordance with SEC rules. The SEC rules require the use of the fair value of Nucor common stock at points in time and do not reflect that a significant portion of CAP may never be earned or delivered to NEOs due to a number of factors, including the failure of the NEOs to satisfy vesting requirements or a decrease in the fair value of Nucor common stock. The Total Adjustments for Equity Awards are shown in the table below.

	2024	2023	2022	2021	2020
PEO	$	$	$	$	$

Total Compensation from Summary Compensation Table	$19,024,088	$22,500,626	$23,073,171	$11,618,019	$11,265,538

Adjustments for Equity Awards:

Grant date values in the Summary Compensation Table	(13,807,054)	(13,953,031)	(13,632,413)	(5,689,943)	(5,312,358)

Year-end fair value of unvested awards granted in the current year	8,633,098	20,034,869	18,173,840	12,422,466	6,896,426

Year-over-year difference of year-end fair values for unvested awards granted in prior years	(12,189,182)	7,651,801	7,527,586	28,207,308	81,777

Fair values at vest date for awards granted and vested in current year	443,693	688,608	546,000	—	—

Difference in prior year-end fair values and vest date fair values for awards granted in prior years	(1,995,672)	2,970,935	1,412,224	5,434,578	(690,755)

Dividends or dividend equivalents in the current year prior to vesting	225,814	206,558	241,357	156,263	159,191

Total Adjustments for Equity Awards	(18,689,303)	17,599,740	14,268,594	40,530,672	1,134,281

CAP (as calculated)	334,785	40,100,366	37,341,765	52,148,691	12,399,819

Non-PEO NEO Average Total Compensation Amount	$ 7,046,119	7,436,632	6,499,047	5,246,942	7,296,327
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,183,362	12,599,657	8,430,764	23,557,361	5,762,046
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The dollar amounts shown in these columns reflect CAP computed in accordance with SEC rules. The SEC rules require the use of the fair value of Nucor common stock at points in time and do not reflect that a significant portion of CAP may never be earned or delivered to NEOs due to a number of factors, including the failure of the NEOs to satisfy vesting requirements or a decrease in the fair value of Nucor common stock. The Total Adjustments for Equity Awards are shown in the table below.

	2024	2023	2022	2021	2020
Average Non-PEO NEOs	$	$	$	$	$

Total Compensation from Summary Compensation Table	7,046,119	7,436,632	6,499,047	5,246,942	7,296,327

Adjustments for Equity Awards:

Grant date values in the Summary Compensation Table	(4,313,020)	(4,372,935)	(3,844,616)	(2,431,870)	(2,578,948)

Year-end fair value of unvested awards granted in the current year	2,794,844	6,034,842	3,238,139	5,092,457	1,938,739

Year-over-year difference of year-end fair values for unvested awards granted in prior years	(4,189,878)	2,449,994	430,648	11,458,211	(483,507)

Fair values at vest date for awards granted and vested in current year	107,665	214,417	1,194,601	528,952	658,862

Difference between prior year-end fair values and vest date fair values for awards granted in prior years	(391,617)	732,283	834,710	3,512,002	(1,239,087)

Dividends or dividend equivalents in the current year prior to vesting	129,249	104,424	78,235	150,667	169,660

Total Adjustments for Equity Awards	(5,862,757)	5,163,025	1,931,717	18,310,419	(1,534,281)

CAP (as calculated)	1,183,362	12,599,657	8,430,764	23,557,361	5,762,046

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	In our assessment, the most important financial performance measures used to link CAP to our NEOs in 2024 to our performance were:
•	ROE;

•	ROAIC; and

•	stock price.

Total Shareholder Return Amount	$ 229	337	252	215	98
Peer Group Total Shareholder Return Amount	253	299	216	179	106
Net Income (Loss)	$ 2,027,000,000	$ 4,525,000,000	$ 7,607,000,000	$ 6,827,000,000	$ 721,000,000
Company Selected Measure Amount	0.098	0.23	0.469	0.55	0.068
PEO Name	Leon J. Topalian
Measure:: 1
Pay vs Performance Disclosure
Name	ROE
Measure:: 2
Pay vs Performance Disclosure
Name	ROAIC
Measure:: 3
Pay vs Performance Disclosure
Name	stock price
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (18,689,303)	$ 17,599,740	$ 14,268,594	$ 40,530,672	$ 1,134,281
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,807,054)	(13,953,031)	(13,632,413)	(5,689,943)	(5,312,358)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,633,098	20,034,869	18,173,840	12,422,466	6,896,426
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,189,182)	7,651,801	7,527,586	28,207,308	81,777
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	443,693	688,608	546,000	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,995,672)	2,970,935	1,412,224	5,434,578	(690,755)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	225,814	206,558	241,357	156,263	159,191
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,862,757)	5,163,025	1,931,717	18,310,419	(1,534,281)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,313,020)	(4,372,935)	(3,844,616)	(2,431,870)	(2,578,948)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,794,844	6,034,842	3,238,139	5,092,457	1,938,739
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,189,878)	2,449,994	430,648	11,458,211	(483,507)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,665	214,417	1,194,601	528,952	658,862
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(391,617)	732,283	834,710	3,512,002	(1,239,087)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 129,249	$ 104,424	$ 78,235	$ 150,667	$ 169,660